CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2020		Dec. 31, 2022		Dec. 31, 2021
General and administrative expenses	$ 3,910,654	$ 413,517	$ 13,845		$ 7,342,712		$ 6,461,616
Loss from operations	(3,910,654)	(413,517)	(13,845)		(7,342,712)		(6,461,616)
Investment income on investments held in Trust Account	8,189,192	330,519	0		13,097,713		284,779
Change in fair value of warrant liabilities	(14,617,400)	17,146,154	0		15,228,589		23,703,427
Total other income (expense)	(6,428,208)	17,476,673	0		28,326,302		22,310,688
Net income (loss)	$ (10,338,862)	$ 17,063,156	$ (13,845)		$ 20,983,590		$ 15,849,072
Class A Ordinary Shares included as part of the units
Basic weighted average shares outstanding (in shares)	73,498,541	100,000,000	0		100,000,000		100,000,000
Diluted weighted average shares outstanding (in shares)	73,498,541	100,000,000	0		100,000,000		100,000,000
Basic net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0		$ 0.17		$ 0.13
Class B Ordinary Shares
Basic weighted average shares outstanding (in shares)	25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Diluted weighted average shares outstanding (in shares)	25,000,000	25,000,000	25,000,000	[1]	25,000,000	[1]	25,000,000	[1]
Basic net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0.00		$ 0.17		$ 0.13
Diluted net income per share (in dollars per share)	$ (0.10)	$ 0.14	$ 0.00		$ 0.17		$ 0.13

[1]	On February 4, 2021, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. Share amount as of December 31, 2020 has been retroactively restated to account for the share recapitalization events as discussed in Note 4.